Income taxes - Principal components of the deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Inventories	¥ 3,190		¥ 3,006
Allowance for doubtful accounts	3,828		2,089
Intangible assets	126,451		218,328
Property and equipment	2,139		1,093
Contract cost assets	1,481		6,966
Accrued product warranties	24,017		19,883
Accrued salaries and benefits	4,704		2,360
Accounts payable, accrued expenses and other liabilities	76,868		20,340
Government grants	25,375		12,198
Donation	150		302
Unrealized investment loss of equity method investments	1,278		0
Operating lease liabilities	11,334		26,634
Net operating loss carryforwards	508,883		303,198
Total deferred tax assets	789,698		616,397
Less: valuation allowance	(753,081)		(582,644)	¥ (537,172)	¥ (550,520)
Deferred tax assets, net of valuation allowance	36,617		33,753
Deferred tax liabilities:
Operating lease right-of-use assets	(12,037)		(23,904)
Property and equipment	(8,688)		(1,580)
Unrealized investment gain of equity method investments	0		(8,151)
Acquired intangible assets in asset acquisition	(30,989)		0
Total deferred tax liabilities	(51,714)		(33,635)
Net deferred tax assets/(liabilities)	(15,097)
Total deferred tax liabilities			118
Deferred tax assets	102		118
Deferred tax liabilities	¥ (15,199)	$ (2,082)	¥ 0